INTERIM CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net Income	$ 34,966	$ 10,389
Other comprehensive loss:
Change in foreign currency translation	(435)	(104)
Cash Flow Hedge:
Unrealized gain (loss) from cash-flow hedges, net of taxes	(1,109)	3
Less: reclassification adjustment for net losses included in net income	395	11
Net change	(714)	14
Other comprehensive loss:	(1,149)	(90)
Comprehensive Income	$ 33,817	$ 10,299